Statements of Consolidated Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Other comprehensive income unrealized holding gain (loss) on securities arising during period tax	$ 57	$ 25	$ 41
Other Comprehensive Income (Loss) Pension And Other Post Retirement Benefit Plans Tax	(85)	30	32
Other comprehensive income (loss) derivatives qualifying as hedges tax	$ 116	$ (36)	$ 168